Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-20	30/360 Days	30	Collection Period Start	1-Jun-20
Distribution Date	15-Jul-20	Actual/360 Days	30	Collection Period End	30-Jun-20
				Prior Month Settlement Date	15-Jun-20
				Current Month Settlement Date	15-Jul-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	1,057,523,892.99	1,024,680,622.20	0.978554
Yield Supplement Overcollaterization		72,495,090.62	66,803,875.89	63,867,221.34
Total Adjusted Pool Balance		1,047,137,850.19	990,720,017.10	960,813,400.86
Total Adjusted Securities		1,047,137,850.19	990,720,017.10	960,813,400.86	0.917562
Class A-1 Notes	0.97793%	162,000,000.00	105,582,166.91	75,675,550.67	0.467133
Class A-2a Notes	1.45000%	352,000,000.00	352,000,000.00	352,000,000.00	1.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	401,000,000.00	401,000,000.00	1.000000
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,906,616.24	86,043.31	184.6087422	0.5311315
Class A-2a Notes	0.00	425,333.33	—	1.2083333
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	461,150.00	—	1.1500000
Class A-4 Notes	0.00	120,416.67	—	1.4166667
Certificates	0.00	0.00	—	—

Total Securities	29,906,616.24	1,092,943.31

I. COLLECTIONS

Interest:
Interest Collections				2,894,805.85
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,894,805.85
Principal:
Principal Collections				32,509,200.22
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				32,509,200.22
Recoveries of Defaulted Receivables				362,316.47

Total Collections				35,766,322.54

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			49,029	990,720,017.10
Total Principal Payment				29,906,616.24

			48,321	960,813,400.86

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	35,766,322.54
Reserve Account Draw	0.00
Total Available for Distribution	35,766,322.54
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	881,269.91
Servicing Fee Paid	881,269.91
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	86,043.31
Class A-1 Notes Monthly Interest Paid	86,043.31
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	425,333.33
Class A-2a Notes Monthly Interest Paid	425,333.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	461,150.00
Class A-3 Notes Monthly Interest Paid	461,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	120,416.67
Class A-4 Notes Monthly Interest Paid	120,416.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,092,943.31
Total Note Monthly Interest Paid		1,092,943.31
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		33,792,109.32
4. Total Monthly Principal Paid on the Notes		29,906,616.24
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		29,906,616.24
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,885,493.08
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,885,493.08

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.12%
Weighted Average Remaining Maturity		53.95

	Amount	Number
Principal on Defaulted Receivables	334,070.57	11
Principal Recoveries of Defaulted Receivables	362,316.47

Monthly Net Losses	(28,245.90)
Pool Balance at Beginning of Collection Period	1,057,523,892.99
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.36%
Net Loss Ratio for Preceding Collection Period	0.41%
Net Loss Ratio for Current Collection Period	-0.03%
Four-Month Average Net Loss Ratio	0.18%
Cumulative Net Losses for all Periods	680,618.96

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,530,841.47	69	0.15%
61-90 Days Delinquent	392,085.80	17	0.04%
91-120 Days Delinquent	281,414.88	11	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,204,342.15	97	0.22%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.04%	0.03%
Delinquency Ratio for Current Collection Period	0.07%	0.06%
Four-Month Average Delinquency Ratio	0.03%	0.02%
60 Day Delinquent Receivables	691,065.62
Delinquency Percentage	0.07%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	15,566,129.30
Number of Extensions	558

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO